Summary of Option Transactions (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted Average Exercise Price
Beginning Balance	$ 20.30	$ 9.75	$ 9.85
Options granted	3.85	6.15	5.45
Options exercised		3.95	3.95
Options Forfeited / canceled / expired	5.31	5.65	6.40
Ending Balance	20.51	20.30	9.75
Exercisable at December 31	21.28	23.35	10.80
Ending Balance	$ 20.51	$ 20.30	$ 9.75
No. of Shares
Beginning Balance	626,000	1,844,000	1,841,000
Options granted	12,000	66,000	124,000
Options exercised	0	(907,000)	(1,000)
Options Forfeited / canceled / expired	(21,000)	(377,000)	(120,000)
Ending Balance	617,000	626,000	1,844,000
Exercisable at December 31	586,000	519,000	1,514,000
Vested and expected to vest at December 31	617,000	626,000	1,844,000
Weighted- Average Remaining Contractual Term
Balance at December 31	4 years 2 months 5 days
Exercisable at December 31	3 years 11 months 12 days
Vested and expected to vest at December 31	4 years 2 months 5 days
Aggregate Intrinsic Value
Balance at December 31	$ 0
Exercisable at December 31	0
Vested and expected to vest at December 31	$ 0